UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Advisors, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-4216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Apollo Capital Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., Apollo Capital Management, Inc.
Phone:    310-201-4122
Signature, Place, and Date of Signing:

    By:  Apollo Capital Management, Inc.   Los Angeles, CA   August 13, 1999
    By:  Michael D. Weiner                 Los Angeles, CA   August 13, 1999

Report Type (Check only one.):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total (x$1000):  $878,188

List of Other Included Managers:

 No.  13F File Number     Name

 01   28-4194             Apollo Investment Fund, L.P.
 02   28-4214             Lion Advisors, L.P.


* Fair market value is based on the closing prices of the securities, as of June 30, 1999 reported for composite transactions in New York Stock
    Exchange- and American Stock Exchange-listed securities and transac-tions in the Nasdaq National Market, and closing quotations for Nasdaq
    Small-Cap issuers.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned
    "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting
    Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other
Included Managers named herein) is the beneficial owner of any securities.

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
                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None
Allied Waste Industries Inc.  Com Par $.01 New 019589308  338112 17119579 Sh       Defined **      17119579   0   0
Apartment Invt & Mgmt Co      Cl A             03748R101     873    20413 Sh       Defined **         20413   0   0
CB Richard Ellis Svcs Inc     Com              12489L108   12757   512839 Sh       Defined **        512839   0   0
Central Pkg Corp              Com              154785109  114204  3346627 Sh       Defined **       3346627   0   0
Converse Inc Del              Com              212540108   20351  5614054 Sh       Defined 2 **     5614054   0   0
Converse Inc Del              Com              212540108   20359  5616301 Sh       Defined 1        5616301   0   0
DecisionOne Hldgs Corp        Com              243458106    1519   810117 Sh       Defined **        810117   0   0
First Industrial Realty Trust Com              32054K103    1183    42921 Sh       Defined **         42921   0   0
First Un RE Eq & Mtg Invsts   Sh Ben Int       337400105   13457  2990372 Sh       Defined **       2990372   0   0
Florsheim Shoe Co             Com              343302105   15789  2807018 Sh       Defined 2 **     2807018   0   0
Florsheim Shoe Co             Com              343302105   15796  2808142 Sh       Defined 1        2808142   0   0
Foamex Intl Inc               Com              344123104    7051  1267536 Sh       Defined          1267536   0   0
Foamex Intl Inc               Com              344123104    5660  1017536 Sh       Defined 2 **     1017536   0   0
Insignia Finl Group Inc New   Com              45767A105   17512  1667823 Sh       Defined **       1667823   0   0
Koger Equity Inc              Com              500228101  105716  5733771 Sh       Defined **       5733771   0   0
MAI Systems Corp              Com              552620205     275    84596 Sh       Defined 2 **       84596   0   0
MAI Systems Corp              Com              552620205     118    36255 Sh       Defined            36255   0   0
Mack Cali Rlty Corp           Com              554489104    3332   107710 Sh       Defined **        107710   0   0
Mariner Post-Acute Network IncCom              568459101    7736 13752774 Sh       Defined **      13752774   0   0
Multigraphics Inc             Com              625440102    1594   750000 Sh       Defined 2 **      750000   0   0
Multigraphics Inc             Com              625440102     510   240164 Sh       Defined           240164   0   0
Nexthealth Inc                Com              65333G105     606   570575 Sh       Defined **        570575   0   0
Samsonite Corp New            Com              79604V105    8896  1779234 Sh       Defined 1        1779234   0   0
Samsonite Corp New            Com              79604V105    8893  1778523 Sh       Defined 2 **     1778523   0   0
Sheridan Energy Inc           Com              823764105     168    49855 Sh       Defined 2 **       49855   0   0
Sheridan Energy Inc           Com              823764105    2912   862946 Sh       Defined           862946   0   0
United Auto Group Inc         Com              909440109   18897  1843656 Sh       Defined          1843656   0   0
Vail Resorts Inc              Com              91879Q109  133912  7439542 Sh       Defined 1        7439542   0   0
